LOAN HELD-FOR-INVESTMENT, RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Loan held-for-investment	$ 4,000,000	$ 4,000,000
CW Machines LLC [Member]
Stated percentage	5.00%	5.00%
Debt instrument, maturity date	Oct. 12, 2026	Oct. 12, 2026